IMPAIRMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
IMPAIRMENT
Impairment loss on property, plant and equipment		$ 14,544
Impairment loss on intangible assets		678
Impairment loss on prepaid lease payments for land use rights		1,468
Impairment loss on deposit on acquisition of property, plant and equipment		365
Impairment on assets held for sale	0		0
Impairment loss on goodwill	$ 0	$ 0